Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
QuantShares Equal Weighted Low Beta Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QuantShares Equal Weighted Low Beta Factor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Dow Jones Low Beta Index (the “Target Low Beta Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks in the Target Low Beta Index.

The universe for the Target Low Beta Index is the top 1000 eligible securities by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Low Beta Index identifies the 20% of securities with the lowest betas within each sector as equal-weighted components of the index. Beta measures the relative volatility of the price of a security compared with that of a market index; beta is calculated using historical market index data. For the Fund, beta is measured based on a security’s sensitivity to weekly market movements over the last 12 months as measured by its price movements relative to those of the universe as a whole.

Although the Fund will seek to invest in all of positions that comprise the Target Low Beta Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Low Beta Index. A sampling strategy involves investing in a representative sample of the positions in the Target Low Beta Index that, collectively, have an investment profile correlated with the Target Low Beta Index. In either case, the weightings of the positions in the Fund’s portfolio may differ from their weightings in the Target Low Beta Index.

The Fund may invest up to 20% of its total assets in instruments other than the positions in the Target Low Beta Index, which FFCM LLC, the Fund’s investment adviser (“Adviser”), believes will help the Fund track its Target Low Beta Index. Such instruments, if used, will include common stocks not in the Target Low Beta Index, derivatives, including swap agreements based on the Target Low Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Low Beta Index, which is compiled by Dow Jones, is equal-weighted meaning that at each rebalancing of the index, all of the components of the index are equal-weighted and the number of positions in each sector is determined by the number of total securities within each sector in the universe. The Target Low Beta Index is reconstituted monthly. The Fund will concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Low Beta Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments ( i.e. , hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Low Beta Index is concentrated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Low Beta Risk: For the Fund, low beta investing entails investing in securities whose betas are in the lowest 20% within each sector in the universe. Beta measures the relative volatility of a security’s price compared with that of a market index; beta is calculated using historical market index data. For the Fund, beta is measured based on a security’s sensitivity to weekly market movements over the last 12 months as measured by its price movements relative to a market index. There is a risk that the present and future beta of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be less volatile than the universe since it will have exposure to the least volatile stocks in the universe and may trail the market during times of high market returns.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Low Beta Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Low Beta Index. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of the Fund shares typically will approximate its net asset value per share (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

REIT Risk: The value of REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Stock Market Risk: Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Low Beta Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Low Beta Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Low Beta Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange and, therefore, are subject to trading halts on the exchange.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
QuantShares Equal Weighted Low Beta Factor Fund | QuantShares Equal Weighted Low Beta Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 268

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2015 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of that Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.